Liquidity and Capital Resources	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Liquidity and Capital Resources [Abstract]
LIQUIDITY AND CAPITAL RESOURCES

Note 2 — LIQUIDITY AND CAPITAL RESOURCES

Committed Equity Facility

On March 25, 2025, the Company entered into a common stock purchase agreement (the “Equity Line Purchase Agreement”) with B. Riley Principal Capital II, LLC (the “Equity Line Investor”). Under the terms and subject to the conditions of the Equity Line Purchase Agreement, the Company has the right, but not the obligation, to sell to the Equity Line Investor, over a 36-month period, up to an aggregate of $30,000,000 of newly issued common stock of the Company subject to certain conditions and limitations contained in the Equity Line Purchase Agreement, including that the Company may issue no more than the number of shares equal to 19.99% of the aggregate number of issued and outstanding shares of common stock of the Company as of immediately prior to the execution of the Equity Line Purchase Agreement without first obtaining stockholder approval. As of March 31, 2025, sales under the Equity Line Purchase Agreement had not yet commenced.

The Company’s primary sources of liquidity have been cash contributions from founders or equity capital raised from other investors. As of March 31, 2025, the Company had retained earnings of $213.4 million and $22.8 million of working capital including $23.0 million in cash, cash equivalents and restricted cash. The Company had restricted cash of approximately $30,533 which is included in cash, cash equivalents and restricted cash on the condensed consolidated balance sheets and represents cash deposited by the Company into a separate account and designated as collateral for a standby letter of credit in the same amount in accordance with a contractual agreement.

The Company assesses its liquidity in terms of its ability to generate adequate amounts of cash to meet current and future needs. Its expected primary uses of cash on a short and long-term basis are for working capital requirements, capital expenditures, capital contributions to its joint ventures and other general corporate services. The Company’s primary working capital requirements are for project execution activities including purchases of materials, services and payroll which fluctuate during the year, driven primarily by the timing and extent of activities required for new and existing projects. The Company’s management expects that future operating losses and negative operating cash flows may increase from historical levels because of additional costs and expenses related to the development of its technology and the development of market and strategic relationships with other businesses and customers.

Future capital requirements will depend on many factors, including, the timing and extent of spending by the Company and its joint ventures to support the launch of its product and research and development efforts, the degree to which it is successful in launching new business initiatives and the cost associated with these initiatives, the timing and extent of contributions made to its joint ventures by the other partners and the growth of the Company’s business generally. In March 2024, the Company contributed $10.0 million in cash to the AirJoule JV. The Company has also agreed to contribute up to an additional $90.0 million in capital contributions to the AirJoule JV based on a business plan and annual operating budgets to be agreed between the Company and GE Vernova. In general, for the first six years, GE Vernova has the right, but not the obligation, to make capital contributions to the AirJoule JV. See Note 5 - Equity Method Investment for further information.

Capital Contribution

Pursuant to the A&R Joint Venture Agreement, the Company is expected to contribute additional capital to the AirJoule JV based on a business plan and annual operating budgets to be agreed between us and GE Vernova. In February 2025, the Company contributed an additional $5.0 million in capital contributions to the AirJoule JV.

In order to finance future opportunities and associated costs, it is possible that the Company would need to raise additional financing if the proceeds realized to date are insufficient to support its business needs. While management believes that the proceeds realized to date will be sufficient to meet its currently contemplated business needs, there is no guarantee that this will be the case. If additional financing is required by the Company from outside sources, the Company may not be able to raise it on terms acceptable to it or at all. If the Company is unable to raise additional capital on acceptable terms when needed, its product development business, results of operations and financial condition would be materially and adversely affected.

Note 2 — LIQUIDITY AND CAPITAL RESOURCES

The Company’s primary sources of liquidity have been cash contributions from founders or equity capital raised from other investors. As of December 31, 2024, the Company had retained earnings of $198.5 million and $27.4 million of working capital including $28.0 million in cash, cash equivalents and restricted cash. The Company had restricted cash of approximately $30,000 which is included in cash, cash equivalents and restricted cash on the consolidated balance sheets and represents cash deposited by the Company into a separate account and designated as collateral for a standby letter of credit in the same amount in accordance with a contractual agreement.

The Company assesses its liquidity in terms of its ability to generate adequate amounts of cash to meet current and future needs. Its expected primary uses of cash on a short and long-term basis are for working capital requirements, capital expenditures, capital contributions to its joint ventures and other general corporate services. The Company’s primary working capital requirements are for project execution activities including purchases of materials, services and payroll which fluctuate during the year, driven primarily by the timing and extent of activities required for new and existing projects. The Company’s management expects that future operating losses and negative operating cash flows may increase from historical levels because of additional costs and expenses related to the development of its technology and the development of market and strategic relationships with other businesses and customers.

With the consummation of the Business Combination and Subscription Agreements (as defined below), the Company received gross proceeds of approximately $43.4 million in the first quarter of 2024, approximately $6.0 million in May 2024 and approximately $12.4 million in June 2024, which will be utilized to fund our product development, operations and growth plans.

Future capital requirements will depend on many factors, including the timing and extent of spending by the Company and its joint ventures to support the launch of its product and research and development efforts, the degree to which it is successful in launching new business initiatives and the cost associated with these initiatives, the timing and extent of contributions made to its joint ventures by the other partners and the growth of the Company’s business generally. In March 2024, the Company contributed $10.0 million in cash to the AirJoule JV. The Company has also agreed to contribute up to an additional $90.0 million in capital contributions to the AirJoule JV based on a business plan and annual operating budgets to be agreed between the Company and GE Vernova. In general, for the first six years, GE Vernova has the right, but not the obligation, to make capital contributions to the AirJoule JV. See Note 5 — Equity Method Investment for further information.

In order to finance these opportunities and associated costs, it is possible that the Company would need to raise additional financing if the proceeds realized to date are insufficient to support its business needs. While management believes that the proceeds realized to date will be sufficient to meet its currently contemplated business needs, there is no guarantee that this will be the case. If additional financing is required by the Company from outside sources, the Company may not be able to raise it on terms acceptable to it or at all. If the Company is unable to raise additional capital on acceptable terms when needed, its product development business, results of operations and financial condition would be materially and adversely affected.